INVENTORIES (Details Textual) - CNY (¥) ¥ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Finished goods	¥ 65,080	¥ 71,571
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	27,323	0
Debtor [Member]
Finished goods	¥ 6,198	¥ 10,373